Tax assets and liabilities	12 Months Ended
Dec. 31, 2021
Tax assets and liabilities
Tax assets and liabilities

C7    Tax assets and liabilities

Accounting policies on deferred tax are included in note B3.

C7.1   Current tax

At 31 December 2021, of the $20 million (31 December 2020: $11 million) current tax recoverable from continuing operations, the majority is expected to be recovered more than 12 months after the reporting period.

At 31 December 2021, the current tax liability from continuing operations of $185 million (31 December 2020: $270 million) includes $42 million (31 December 2020: $110 million) of provisions for uncertain tax matters. Further detail is provided in note B3.2.

C7.2  Deferred tax

The statement of financial position contains the following deferred tax assets and liabilities in relation to:

	2021 $m
				Other
				movements
				including
		Removal of	Movement in	foreign
	Balance	discontinued	income	exchange	Balance
	at 1 Jan	US operations	statement	movements	at 31 Dec
Deferred tax assets
Unrealised losses or gains on investments	—	—	3	—	3
Balances relating to investment and insurance contracts	87	—	(16)	(37)	34
Short-term temporary differences	4,662	(4,513)	15	(2)	162
Unused tax losses	109	(29)	(14)	1	67
Total	4,858	(4,542)	(12)	(38)	266

Deferred tax liabilities
Unrealised losses or gains on investments	(1,063)	691	127	3	(242)
Balances relating to investment and insurance contracts	(1,765)	—	(433)	73	(2,125)
Short-term temporary differences	(3,247)	2,832	(87)	7	(495)
Total	(6,075)	3,523	(393)	83	(2,862)

	2020 $m
				Other
			Movement	movements
			through	including
		Movement in	other	foreign
	Balance	income	comprehensive	exchange	Balance
	at 1 Jan	statement	income	movements	at 31 Dec
Deferred tax assets
Unrealised losses or gains on investments	—	—	—	—	—
Balances relating to investment and insurance contracts	32	55	—	—	87
Short-term temporary differences	133	14	—	2	149
Unused tax losses	106	(31)	—	5	80
Total continuing operations	271	38	—	7	316
Discontinued US operations	3,804	732	—	6	4,542
Group total	4,075	770	—	13	4,858

Deferred tax liabilities
Unrealised losses or gains on investments	(289)	(78)	—	(5)	(372)
Balances relating to investment and insurance contracts	(1,507)	(235)	—	(23)	(1,765)
Short-term temporary differences	(350)	(53)	—	(12)	(415)
Total continuing operations	(2,146)	(366)	—	(40)	(2,552)
Discontinued US operations	(3,091)	(324)	(102)	(6)	(3,523)
Group total	(5,237)	(690)	(102)	(46)	(6,075)

At 31 December 2021, no deferred tax asset has been recognised in respect of unused tax losses and temporary deductible differences of $1,382 million (31 December 2020: $991 million from continuing operations) which have a potential tax benefit of $264 million (31 December 2020: $191 million). Of the potential tax benefit, $23 million relates to unused tax losses that will expire within the next ten years, and the remainder ($241 million) has no expiry date.

Some of the Group’s businesses are located in jurisdictions in which a withholding tax charge is incurred upon the distribution of earnings. At 31 December 2021, deferred tax liabilities from continuing operations of $330 million (31 December 2020: $323 million) have not been recognised in respect of such withholding taxes as the Group is able to control the timing of the distributions and it is probable that the timing differences will not reverse in the foreseeable future.